Employee Benefit Plans (Stock Based Compensation) (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	149
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	29
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	1.0% to 1.5%
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 38	$ 49	$ 57
Proceeds from Stock Options Exercised	29	17	41
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options	100	69	89
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units	12	17	48
Employee Service Share Based Compensation Cash Flow Tax Benefit Reported			64
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	175
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	$ 138	$ 165	$ 247
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 17.22	$ 14.02	$ 18.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 320	$ 214	$ 281
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options and Other Restricted Awards Exercised In Period Total Intrinsic Value	$ 49	$ 61	$ 151
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 111.00	$ 91.63	$ 120.36